Property, plant & equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	$ 4,025
Depreciation charge	(385)	$ (330)	$ (323)
Impairment charge	0	(2)	0
Property, plant and equipment, ending balance	4,369	4,025
Commitments for purchases of property, plant and equipment	283	248
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	6,775	6,360
Additions	703	687
Impact of business combination		27
Disposals and derecognitions	(212)	(188)
Reclassifications for assets placed in service	0	0
Currency translation effects	78	(111)
Property, plant and equipment, ending balance	7,344	6,775	6,360
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(2,750)	(2,649)
Depreciation charge	(385)	(330)
Impairment charge		(2)
Disposals and derecognitions	186	179
Currency translation effects	(26)	52
Property, plant and equipment, ending balance	(2,975)	(2,750)	(2,649)
Land
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	35
Property, plant and equipment, ending balance	38	35
Land | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	35	36
Additions	2	0
Impact of business combination		0
Disposals and derecognitions	0	0
Reclassifications for assets placed in service	0	0
Currency translation effects	1	(1)
Property, plant and equipment, ending balance	38	35	36
Land | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	0	0
Depreciation charge	0	0
Impairment charge		0
Disposals and derecognitions	0	0
Currency translation effects	0	0
Property, plant and equipment, ending balance	0	0	0
Buildings and improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	1,221
Property, plant and equipment, ending balance	1,342	1,221
Buildings and improvements | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	2,091	1,987
Additions	98	10
Impact of business combination		10
Disposals and derecognitions	(28)	(13)
Reclassifications for assets placed in service	109	127
Currency translation effects	24	(30)
Property, plant and equipment, ending balance	2,294	2,091	1,987
Buildings and improvements | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(870)	(802)
Depreciation charge	(100)	(92)
Impairment charge		0
Disposals and derecognitions	28	13
Currency translation effects	(10)	11
Property, plant and equipment, ending balance	(952)	(870)	(802)
Construction in progress
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	953
Property, plant and equipment, ending balance	1,021	953
Construction in progress | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	955	790
Additions	474	554
Impact of business combination		2
Disposals and derecognitions	(7)	(3)
Reclassifications for assets placed in service	(412)	(389)
Currency translation effects	13	1
Property, plant and equipment, ending balance	1,023	955	790
Construction in progress | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(2)	(1)
Depreciation charge	0	0
Impairment charge		(2)
Disposals and derecognitions	0	1
Currency translation effects	0	0
Property, plant and equipment, ending balance	(2)	(2)	(1)
Machinery & other equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	1,816
Property, plant and equipment, ending balance	1,968	1,816
Machinery & other equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	3,694	3,547
Additions	129	123
Impact of business combination		15
Disposals and derecognitions	(177)	(172)
Reclassifications for assets placed in service	303	262
Currency translation effects	40	(81)
Property, plant and equipment, ending balance	3,989	3,694	3,547
Machinery & other equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(1,878)	(1,846)
Depreciation charge	(285)	(238)
Impairment charge		0
Disposals and derecognitions	158	165
Currency translation effects	(16)	41
Property, plant and equipment, ending balance	$ (2,021)	$ (1,878)	$ (1,846)